SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - VARIOUS INFORMATION ON ACCOUNTING POLICIES (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017 USD ($) item $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares
Organization
Number of classes of units | item		4
Cash equivalents		$ 0	$ 0
Income Taxes
Provision for income taxes		0	517,000
Other income		$ 517,000	$ 647,420
Distributions
Distributions declared (in dollars per unit) | $ / shares		$ 0	$ 0	$ 0
Subscriptions
Notice period for subscription of units (in business days)		8 days
Redemptions and Exchanges
Notice period for redemption or exchange of units (in business days)		8 days
Minimum exchange amount		$ 10,000
Class C | Minimum
Organization
Conversion period of units	30 months